Income Taxes (Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Earnings before income taxes		$ 218.2
Statutory tax rate	25.00%	25.00%
Expected income tax expense based on above rates	$ 0.6	$ 54.6
Effect of higher tax rates in foreign jurisdictions	1.6	3.5
Tax Effect, Non-Deductible Imapirment	45.4	0.0
Non-taxable income	(3.1)	1.0
Impact of local mining taxes	15.9	14.1
Impact of foreign exchange	6.9	3.1
Impact of renouncement of flow through share expenditures	0.0	0.9
Withholding tax	0.8	0.9
Change in unrecognized temporary differences	1.7	(3.0)
Other	(0.8)	(1.1)
Income tax expense recognized in net earnings	$ 69.0	$ 74.0